Stockholder Notes (Tables)	12 Months Ended
Sep. 30, 2015
Short-term Debt [Abstract]
Schedule of stockholder equity
	September 30,
	2014	2015
Series A repurchase notes	$3,014,534	$800,534
Parilis Series A repurchase notes	—	2,275,818
Restricted stock repurchase notes	1,097,750	1,097,750
Common stock repurchase note	2,812,500	2,812,500
Convertible note	—	2,000,000
Working capital notes	3,700,000	7,227,594
	10,624,784	16,214,196
Less current portion	(10,624,784)	(14,214,196)
Stockholder notes, excluding current portion	$—	$2,000,000